Investment Securities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Investment Securities
12	Investment Securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2023	2022
Debt investment securities measured at FVOCI	$82,150	$81,271
Debt investment securities measured at amortized cost	31,984	23,610
Equity investment securities designated at FVOCI	2,164	3,439
Equity investment securities measured at FVTPL	1,888	1,626
Debt investment securities measured at FVTPL	51	62
Total investment securities	$118,237	$110,008

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2023				2022
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,794	$6	$413	$12,387	$11,372	$4	$374	$11,002
Canadian provincial and municipal debt	7,680	2	536	7,146	5,860	1	432	5,429
U.S. treasury and other U.S. agency debt	30,741	32	2,075	28,698	37,690	80	2,534	35,236
Other foreign government debt	32,246	91	936	31,401	28,794	27	1,135	27,686
Other debt	2,597	2	81	2,518	1,989	1	72	1,918
Total	$86,058	$133	$4,041	$82,150	$85,705	$113	$4,547	$81,271

(b)	Debt investment securities measured at amortized cost

	2023		2022
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$9,927	$10,211	$8,684	$9,024
U.S. treasury and other U.S. agency debt	17,912	19,788	12,212	13,042
Other foreign government debt	1,860	1,871	1,459	1,470
Corporate debt	117	114	88	74
Total	$29,816	$31,984	$22,443	$23,610

(1)	Balances are net of allowances of $1 (2022 – $1).

(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$–	$–	$–	$–
Common shares	1,947	390	173	2,164
Total	$1,947	$390	$173	$2,164

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$–	$–	$–	$–
Common shares	3,175	487	223	3,439
Total	$3,175	$487	$223	$3,439
Dividend income on equity securities designated at FVOCI of $137 million for the year ended October 31, 2023 (2022 – $167 million) has been recognized in interest income.
During the year ended October 31, 2023, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $1,738 million (2022 – $958 million). These dispositions have resulted in a cumulative loss
of $205 million (2022 – gain of $67 million) that remains in OCI.

(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2023 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$914	$4,964	$4,441	$1,265	$804	$–	$12,388
Yield (1) %	4.0	4.5	3.5	3.1	4.3	–	3.9
Canadian provincial and municipal debt	128	185	3,732	3,053	48	–	7,146
Yield (1) %	3.3	1.6	2.8	3.3	4.6	–	3.0
U.S. treasury and other U.S. agency debt	714	2,848	18,782	2,723	3,631	–	28,698
Yield (1) %	4.8	2.3	2.8	4.0	3.0	–	2.9
Other foreign government debt	7,126	8,629	11,241	4,073	331	–	31,400
Yield (1) %	2.0	3.6	4.5	5.4	3.8	–	3.8
Other debt	96	193	2,160	63	6	–	2,518
Yield (1) %	2.2	11.5	5.4	4.5	5.9	–	5.7
	8,978	16,819	40,356	11,177	4,820	–	82,150
Equity instruments
Preferred equity instruments	–	–	–	–	–	–	–
Common shares	–	–	–	–	–	2,164	2,164
						2,164	2,164
Total FVOCI	8,978	16,819	40,356	11,177	4,820	2,164	84,314
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	700	2,147	6,959	405	–	–	10,211
Yield (1) %	3.4	3.2	3.4	4.7	–	–	3.4
U.S. treasury and other U.S. agency debt	–	14	163	4	19,607	–	19,788
Yield (1) %	–	5.5	5.0	4.5	4.5	–	4.5
Other foreign government debt	151	481	1,030	185	24	–	1,871
Yield (1) %	6.0	9.2	5.6	2.6	1.5	–	6.2
Corporate debt	–	1	2	28	83	–	114
Yield (1) %	–	5.6	3.9	3.2	5.6	–	5.0
	851	2,643	8,154	622	19,714	–	31,984
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,888	1,888
Debt instruments	–	–	51	–	–	–	51
Total investment securities	$9,829	$19,462	$48,561	$11,799	$24,534	$4,052	$118,237
Total by currency (in Canadian equivalent):
Canadian dollar	$1,724	$7,154	$13,739	$3,744	$941	$1,648	$28,950
U.S. dollar	1,028	3,853	26,261	4,944	23,245	1,965	61,296
Mexican peso	737	1,447	2,468	540	–	149	5,341
Other currencies	6,340	7,008	6,093	2,571	348	290	22,650
Total investment securities	$9,829	$19,462	$48,561	$11,799	$24,534	$4,052	$118,237

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2022 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$2,617	$2,125	$4,700	$675	$885	$–	$11,002
Yield (1) %	1.0	2.7	2.2	2.1	0.2	–	1.9
Canadian provincial and municipal debt	372	688	2,537	1,832	–	–	5,429
Yield (1) %	1.2	1.8	2.1	2.5	–	–	2.1
U.S. treasury and other U.S. agency debt	762	8,665	19,695	3,295	2,819	–	35,236
Yield (1) %	2.7	1.1	2.2	2.7	2.5	–	2.0
Other foreign government debt	6,994	7,325	9,281	3,817	269	–	27,686
Yield (1) %	2.1	2.2	4.3	5.0	3.4	–	3.3
Other debt	70	101	1,527	214	3	3	1,918
Yield (1) %	9.8	2.8	4.3	3.0	5.9	4.0	4.3
	10,815	18,904	37,740	9,833	3,976	3	81,271
Equity instruments
Preferred equity instruments	–	–	–	–	–	–	–
Common shares	–	–	–	–	–	3,439	3,439
						3,439	3,439
Total FVOCI	10,815	18,904	37,740	9,833	3,976	3,442	84,710
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	682	1,867	6,104	367	4	–	9,024
Yield (1) %	1.0	3.1	2.9	7.2	0.0	–	3.1
U.S. treasury and other U.S. agency debt	–	812	149	7	12,074	–	13,042
Yield (1) %	–	1.3	3.1	4.0	3.5	–	3.4
Other foreign government debt	81	382	827	138	43	–	1,471
Yield (1) %	2.6	7.4	4.5	2.2	1.3	–	4.8
Corporate debt	2	52	(10)	29	–	–	73
Yield (1) %	2.7	3.0	3.9	2.6	–	–	2.9
	765	3,113	7,070	541	12,121	–	23,610
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,626	1,626
Debt instruments	–	–	54	8	–	–	62
Total investment securities	$11,580	$22,017	$44,864	$10,382	$16,097	$5,068	$110,008
Total by currency (in Canadian equivalent):
Canadian dollar	$3,546	$3,968	$12,560	$2,440	$900	$2,796	$26,210
U.S. dollar	1,031	11,856	24,810	4,921	14,866	1,998	59,482
Mexican peso	193	496	2,695	485	–	35	3,904
Other currencies	6,810	5,697	4,799	2,536	331	239	20,412
Total investment securities	$11,580	$22,017	$44,864	$10,382	$16,097	$5,068	$110,008

(1)	Represents the weighted-average yield of fixed income securities.

(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2023	2022
Debt investment securities measured at amortized cost	$–	$–
Debt investment securities measured at FVOCI	129	74
Net gain on sale of investment securities	$129	$74